Trade and other payables - Schedule of Current and Non-current Payables (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Current
Trade payables	$ 3,234	$ 2,855
Tax and social security	92	114
Other payables	104	115
Accruals and deferred income	592	507
Trade and other payables	4,022	3,591
Non-current
Other payables	$ 342	$ 338